Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
19.	PROPERTY, PLANT AND EQUIPMENT

Owner-occupied Property

	Property	Office equipment	Motor vehicles	Furniture and fixtures	Total
COST
At December 31, 2023	2,099,359	4,822	908,182	930	3,013,293
Additions	-	-	396,710	-	396,710
Disposal	-	-	(439,189)	-	(439,189)
Translation adjustment	(57,349)	(132)	(24,206)	(25)	(81,712)
At December 31, 2024	2,042,010	4,690	841,497	905	2,889,102
Disposal	-	-	(89,369)	-	(89,369)
Translation adjustment	89,410	206	34,362	39	124,017
At December 31, 2025	2,131,420	4,896	786,490	944	2,923,750

ACCUMULATED DEPRECIATION AND IMPAIRMENT
At December 31, 2023	(132,959)	(3,664)	(450,331)	(802)	(587,756)
Depreciation for the year	(65,594)	(905)	(218,439)	(81)	(285,019)
Disposal	-	-	93,212	-	93,212
Translation adjustment	4,562	113	14,079	23	18,777
At December 31, 2024	(193,991)	(4,456)	(561,479)	(860)	(760,786)
Depreciation for the year	(65,669)	-	(176,445)		(242,114)
Disposal	-	-	19,701	-	19,701
Translation adjustment	(10,320)	(195)	(28,942)	(37)	(39,494)
At December 31, 2025	(269,980)	(4,651)	(747,165)	(897)	(1,022,693)
CARRYING AMOUNT
At December 31, 2025	1,861,440	245	39,325	47	1,901,057
At December 31, 2024	1,848,019	234	280,018	45	2,128,316

Depreciation is provided on straight-line basis for all property, plant and equipment over their estimated useful lives of the assets as follows:

	Useful life	Residual Value
Property	30 years	5%
Office equipment	3 years	5%
Motor vehicles	4 years	5%
Furniture and fixtures	3 years	5%

Property include buildings owned by the Company are set out below:

Location	Description	Gross area (m2)
8-101 Bojingwan Beiyuan, Hexi District, Tianjing, the PRC *	Office	242

*	The property was pledged to a Chinese Bank to secure the Company’s bank loan with principal amount of $500,493.